Non-adjusting events after the reporting period	12 Months Ended
Dec. 31, 2024
Non-adjusting events after the reporting period
Non-adjusting events after the reporting period

30 Non-adjusting events after the reporting period

(a)Issuance of USD550,000,000 equity linked securities

On January 6, 2025, the Company has entered into a subscription agreement in connection with the issuance of equity linked securities due January 14, 2032(the “Equity Linked Securities”) with an aggregate principal amount of USD550,000,000 and an interest rate of 0.5% per annum. The holders of the Equity Linked Securities have the right to require the Company to exchange their securities for cash with the settlement amount calculated based on the applicable price per share of the Company.

On January 7, 2025, the Company has further entered into a call spread comprising a lower strike call and a upper strike warrant (the “Call spread”), which will enable the Company to defer potential dilution of the Equity Linked Securities to a higher effective exercise price. The Call Spread is structured such that the exercises under the Call Spread is able to match the exercises under the Equity Linked Securities, and may be exercised: (a) for the lower strike call, if the Equity Linked Securities are exercised and the lower strike exercise price is met; and (b) for the upper strike warrant, if the lower strike call is exercised and the upper strike exercise price is met. The lower strike call will be settled wholly in cash whereas the Company may only issue shares under the upper strike warrant. The Call Spread is separate from, but is part and parcel of, the Equity Linked Securities. No security holders will have any right under the Call Spread.

As of January 14, 2025, the issuances of the Equity Linked Securities and the Call Spread have been completed.

(b)The acquisition of the shares in Yonghui Superstores Co., Ltd (the “Target Company”)

On September 23, 2024, a wholly-owned subsidiary of the Group (the “Purchaser”) entered into the share purchase agreements (the “Share Purchase Agreements”) with THE DAIRY FARM COMPANY LIMITED, Beijing Jingdong Century Trade Co., Ltd. and Suqian Hanbang Investment Management Co., Ltd. (together, the “Sellers”), pursuant to which, the Purchaser has conditionally agreed to acquire and the Sellers have conditionally agreed to sell the 2,668,135,376 shares of the Target Company (representing 29.4% of the entire issued share capital of the Target Company), at the consideration in the amount of RMB6,270,118,134. As at December 31, 2024, the Share Purchase Agreements has not taken effect as part of conditions precedent have not been fulfilled.

On January 17, 2025, the Share Purchase Agreements and the transactions contemplated thereunder were approved on the extraordinary general meeting of the Company. In March 2025, with all conditions precedent set out in the Share Purchase Agreements fulfilled and the settlement of the consideration of RMB6,270,118,000, the acquisition of 29.4% equity interest in the Target Company has completed.

(c)Changes in tariff policies

On April 2, 2025, the U.S. Government announced a 34% tariff on Chinese imports, on top of the existing 20% tariff on Chinese imports. On April 10, 2025, the U.S. Government further increased the tariffs to a total of 145% on Chinese imports. The directors are currently assessing the impact such tariffs would have on the Company's operations for the year ending December 31, 2025.